Labor obligations - Actuarial assumptions (Details) - Defined benefit plan - item	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Labor obligations
Discount rate	7.75%	7.75%	7.25%
Expected rate of salary increase	4.50%	4.50%	4.50%
Average longevity at retirement age for current pensioners (in years)	14	15	12
Inflation	3.50%	3.50%	3.50%